UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 20-F/A

(Amendment No. 3)

(Mark One)

☒	REGISTRATION STATEMENT PURSUANT TO SECTION 12(b) OR (g) OF THE SECURITIES EXCHANGE ACT OF 1934

OR

☐	ANNUAL REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

For the fiscal year ended

OR

☐	TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

For the transition period from             to

OR

☐	SHELL COMPANY REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

Date of event requiring this shell company report

Commission file number [        ]

Integrated Media Technology Limited

(Formerly known as China Integrated Media Corporation Limited)

(Exact name of Registrant as specified in its charter

and translation of Registrant’s name into English)

Australia

(Jurisdiction of incorporation or organization)

Mr. Con Unerkov, Non-executive Director

Level 7, 420 King William Street, Adelaide, SA 5000, Australia

Phone +61 8 7324 6018 Fax:+61 8 8312 0248

(Address of principal executive offices)

Securities registered or to be registered pursuant to Section 12(b) of the Act.

Title of each class	Name of each exchange on which registered or to be registered
Ordinary Shares	The NASDAQ Capital Market

Securities registered or to be registered pursuant to Section 12(g) of the Act. None

Securities for which there is a reporting obligation pursuant to Section 15(d) of the Act. None

Indicate the number of outstanding shares of each of the issuer’s classes of capital or common stock as of the close of the period covered by the annual report.

The number of ordinary shares, as of September 30, 2016 is 79,301,852

ITEM 6.	DIRECTORS, SENIOR MANAGEMENT AND EMPLOYEES

A.	Directors and Senior Management

The following table sets forth our directors and senior management, their age and the positions they held as of the date of this registration statement on Form 20-F. All of our directors and senior management may be contacted at our registered office located at Level 7, 420 King William Street, Adelaide, SA 5000, Australia.

Name	Position
Dr. Herbert Ying Chiu LEE(2)	Executive Chairman and Chief Executive Officer
Mr. Wilton Timothy Carr INGRAM (3)	Independent Non-Executive Director
Dr. Man-Chung CHAN(1) (4)	Independent Non-Executive Director
Dr. Chang Yuen CHAN(1) (2) (5)	Independent Non-Executive Director
Con UNERKOV	Non-Executive Director
George YATZIS	Company Secretary
Alson Shun Wai LAU	Chief Financial Controller
Professor S. C. CHAN(6)	Technology Advisor
Professor Wei SUN(6)	Technology Advisor
Mr. Hoson Ho Sang LAM(6)	Technology Advisor
Leo NG	Head of Operation
Perry Chung Ho WONG	Product Director
William King To NG	R&D Project Director
Lu Xia	Audio Division President

(1)	Member of the Audit Committee
(2)	Member of the Nomination and Remuneration Committee
(3)	Chairman of Audit Committee
(4)	Chairman of the Nomination and Remuneration Committee
(5)	Chairman of Technology and Innovation Advisory Committee
(6)	Member of the Technology and Innovation Advisory Committee

Dr. Herbert Ying Chiu LEE (“Dr. Lee”), aged 63, is a seasoned businessman with significant experience in the Hong Kong and Chinese digital advertising market sector and technology development. Over the past 15 years, Dr. Lee has extensive working experience in technology management and 3D autostereoscopy. During these years, he has also invested in many technology startups and incubated them into successful companies.

Dr. Lee received his Bachelor of Applied Science in civil engineering in 1977 from the University of British Columbia, B.C., Canada. He obtained his training in structural design in Hong Kong after his graduation. In 1982, he became a member of the Institute of Structural Engineers (MIStructE.) and subsequently he obtained his Chartered Engineer title from the Engineering Council of the United Kingdom. In 2004, Dr. Lee finished his Master of Technology Management degree at the Hong Kong University of Science and Technology. His major study is technology management. After that, he joined Hong Kong Polytechnic University as an engineering doctoral student conducting research in knowledge management discipline. His major research is organizing information through his newly developed semantic search engine. In 2011, Dr. Lee had been conferred the degree of Doctor of Engineering. In 2014, he was appointed as professor for City College of Vocational Technology in Wuxi, China. In the same year, Dr. Lee was elected by the Council of the Association to be the Senior Fellowship of Asia College of Knowledge Management.

Dr. Lee was awarded the Scientific and Technological Innovation Awards by China Radio & TV Equipment Association (CRTA) for outstanding individuals in 2013 and 2016. In 2015, he was awarded Asian Social Caring Leadership Award by Social Enterprise Research Institution. In the same year, Enterprise Asia conferred the Asia Pacific Entrepreneurship Award to Dr. Lee for his outstanding and exemplary achievement in entrepreneurship. Dr. Lee is the Honorary Director of Glasses-free 3D Technology Innovation Industry Alliance. This is the only official organization in China whose functions are to promote and to set the industrial standard for ASD technology.

Dr. Lee has extensive business experience, academic background and business network including through his work in the community to lead the Group to new height in the coming future.

Dr. Wei SUN (“Dr. Sun”) was appointed as our Group's technology advisor in October 2016. He is currently the professor in School of Information Science and Technology of Sun Yat-sen University, Guangzhou, China. He also acts as the Laboratory Supervisor in the Ministry of Education and Information Technology, and the Vice President for South China Institute of Economic Innovation Research Institute. His research interests include digital media technology, signaling and image processing.

Mr. Hoson Ho Sang LAM (“Mr. Lam”) was appointed as a member of our Group’s technology advisor in October 2016. He was the Director of Technology Development in MDL from July 2015 to October 2016. He was leading the internal research and development of ASD technology and the product design team responsible for the 3D, virtual reality and other new product development and application of solutions. Before he joined MDL, he served as a consultant and Chief Marketing Officer to a company engaged in multi-core GPU based technology from 2013 to 2014. Mr. Lam has 25 years' experience in electrical engineering and product development for multinational companies and worked as senior management in various capacities for electronic companies in Hong Kong. Mr. Lam has a Master of Science in Electronic Engineering from the City University of Hong Kong, a Master Degree of Business Administration from Newport University, and a Bachelor of Science in Electronics Engineering from the City University of Hong Kong. He is also a member of the Profession Engineer of the Institute of Engineering and Technology and the Hong Kong Institute of Directors.

Leo NG ("Mr. NG") is the Acting Head of Operations of the Group. He joined the Group in February 2017. He is in charge of supervising the technology development, production, engineering, supply chain management and fixed assets with the goal of achieving operational excellence for the Group. Mr. NG has over 20 years of experience in research and development, operation and project management in relation to consumer/industrial electronics products. Mr. NG holds a bachelor’s degree in business from University of Southern Queensland and a master’s degree in engineering business management from the Hong Kong Polytechnic University & the University of Warwick.

Perry Chung Ho WONG ("Mr. Wong") joined the Company in June 2016 as Product Director. Mr. Wong is responsible for advancing the branding and product strategy development, product marketing and product management operations of the Group’s products and services.  Mr. Wong has extensive experience in product branding and development, product and engineering management, product marketing and sales in respect of the consumer electronic products and accessories.  Mr. Wong got several international product design awards, such as iF design GOLD award, iF design award, Red dot design award and Hong Kong Award for industries – Grand Award. Prior to joining the Group, he held various senior positions in companies of consumer electronics and smartphone accessories industries, and was entrusted with product line management and sales engineering management.  Mr. Wong holds a bachelor degree in Computer Engineering and a master degree in Electronic Engineering with Business Management.

Dr. William King To NG ("Dr. Ng") has served as our R&D Project Director since April 2013. He has more than ten years of experience in the 3D photography, auto-stereoscopic display and 3D TVs.  Starting in 2003, Dr. Ng was a postdoctoral fellow of the Department of Electrical and Electronic Engineering, The University of Hong Kong. His research interests include visual communication, image-based rendering, and video transmission. He has published more than 30 papers in international journals and conferences. Dr. Ng has a Doctor of Philosophy degree and a Master of Philosophy degree in the Electrical and Electronic Engineering from The University of Hong Kong, and a Bachelor of Engineering degree in Computer Engineering from the City University of Hong Kong. He is also a member of the Institute of Electrical and Electronics Engineers (MIEEE).

Ms. Lu XIA ("Ms. Xia"), aged 30, is the president of Yamaga Limited, our Group company in the wireless audio division. Ms. Xia is also the President of Zamora Limited, U.S. Sales and administration company. Ms. Xia has worked for the Group since 2013 initially in the display division and then in business development. She is currently in charge of audio products division for the Group. Ms. Xia has over 5 years of experience working in the audio and display industry, corporate affairs and general consulting. Ms. Xia has a Master of Science degree from Northeastern University in 2009 and she received her Bachelor Degree of Arts from Shenzhen University in China in 2007.

There are no orders, judgments, or decrees of any governmental agency or administrator, or of any court of competent jurisdiction, revoking or suspending for cause any license, permit or other authority to engage in the securities business or in the sale of a particular security or temporarily or permanently restraining any of our officers or directors from engaging in or continuing any conduct, practice or employment in connection with the purchase or sale of securities, or convicting such person of any felony or misdemeanor involving a security, or any aspect of the securities business or of theft or of any felony. Nor are any of the officers or directors of any corporation or entity affiliated with us so enjoined.

There are no family relationships among any of our officers and directors.

PART III

ITEM 17.	FINANCIAL STATEMENTS

We have elected to furnish financial statements and related information specified in Item 18.

ITEM 18.	FINANCIAL STATEMENTS

18.1	Financial Statements Of Integrated Media Technology Limited for the year ended December 31, 2013, 2014 and 2015

Integrated Media Technology Limited

(Formerly China Integrated Media Corporation Limited)

Financial Statements - Index to Consolidated Financial Statements

18.2	Financial Statements Of Marvel Digital Limited for the year ended March 31, 2015 and the six months ended September 30, 2015

Marvel Digital Limited

Financial Statements - Index to Consolidated Financial Statements

SIGNATURES

The registrant hereby certifies that it meets all of the requirements for filing on Form 20-F and that it has duly caused and authorized the undersigned to sign this registration statement on its behalf.

Integrated Media Technology Limited

/s/ Herbert Ying Chiu Lee
By: Herbert Ying Chiu Lee Title: Chief Executive Officer

Date: February 9, 2017